DECOMMISSIONING FUND (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning Fund
Amount deposited	R$ 186,781	R$ 184,960
Decommissioning fund	2,055,713	1,753,827
Decommissioning fund increase	78,680	405,281
Public Securities
Decommissioning Fund
Decommissioning fund	1,990,189	1,593,736
Buyback Transactions
Decommissioning Fund
Decommissioning fund	74,551	165,359
U.S. Dollar Futures
Decommissioning Fund
Decommissioning fund	(9,068)	(5,303)
Others
Decommissioning Fund
Decommissioning fund	R$ 41	R$ 35